Expense Example {- Fidelity Freedom Blend 2020 Fund} - 03.31 Fidelity Freedom Blend Funds - Class K6 Combo Pro-06 - Fidelity Freedom Blend 2020 Fund - Fidelity Freedom Blend 2020 Fund- Class K6	Aug. 03, 2022 USD ($)
Expense Example:
1 year	$ 25
3 years	77
5 years	135
10 years	$ 306